Average Annual Total Returns{- Financial Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Financial Services Portfolio	VIP Financial Services Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Financial Services Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Financial Services Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	33.19%	13.00%	14.92%	28.71%	18.47%	16.55%	36.04%	12.53%	15.71%